Nature of the Organization and Business (Details) $ / shares in Units, ¥ in Millions							6 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	May 14, 2024 USD ($) $ / shares shares	Apr. 03, 2024 USD ($) $ / shares shares	May 31, 2023 shares	Mar. 10, 2023	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 12, 2023 shares
Nature of the Organization and Business [Line Items]
Incorporated date							Jan. 11, 2023
Ordinary shares issued (in Shares)					3,507,734
Percentage of owned equity interests						100.00%
Number of ordinary shares held (in Shares)									5,605,564
Cash consideration | ¥							¥ 17.3
Shanghai GBG [Member]
Nature of the Organization and Business [Line Items]
Outstanding balances | ¥							8.5	¥ 9.1
Zhonglian [Member]
Nature of the Organization and Business [Line Items]
Equity interest acquired percentage	51.00%	51.00%
Purchase price	¥ 25.5	$ 3,500,000
Cash consideration | ¥							¥ 8.2
Class A Ordinary Shares [Member]
Nature of the Organization and Business [Line Items]
Ordinary shares issued (in Shares)			23,765
Ordinary share vote rights							one
Class B Ordinary Shares [Member]
Nature of the Organization and Business [Line Items]
Ordinary share vote rights							twenty
Initial Public Offering [Member]
Nature of the Organization and Business [Line Items]
Ordinary shares price per share (in Dollars per share) | $ / shares			$ 4
Aggregate gross proceeds (in Dollars) | $			$ 95,060
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Nature of the Organization and Business [Line Items]
Ordinary shares issued (in Shares)				1,500,000
Ordinary shares price per share (in Dollars per share) | $ / shares				$ 4
Aggregate gross proceeds (in Dollars) | $				$ 6,000,000